UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21229
Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund                                                     as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.7%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 9.7%
$100	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$103,127
180	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	183,897
150	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	157,423
1,300	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,403,337
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	639,286
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	619,344
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	261,780
600	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	618,966
		$3,987,160
Insured-Escrowed / Prerefunded — 16.0%
$1,500	Bordentown, Regional School District Board of Education, (FGIC), 5.00%, 1/15/12 (1)	$1,605,360
4,645	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (2)(3)	4,971,087
		$6,576,447
Insured-General Obligations — 33.8%
$2,260	Bayonne, (FSA), 0.00%, 7/1/22	$1,180,940
2,415	Bayonne, (FSA), 0.00%, 7/1/23	1,206,317
1,000	Bordentown, Regional Board of Education, (MBIA), 4.25%, 1/15/33	971,580
250	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	222,467
2,000	Hudson County Improvement Authority, (MBIA), 0.00%, 12/15/38	480,800
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,385,515
2,960	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	2,261,766
1,250	Jersey City, (FSA), 5.25%, 9/1/23	1,347,262
530	Madison Borough, Board of Education, (MBIA), 4.75%, 7/15/35	547,469
350	Monroe Township Board of Education, (MBIA), 4.50%, 4/1/33	351,953
1,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	995,410
500	Sparta Township School District, (FSA), 4.30%, 2/15/33	493,560
1,500	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,480,050
		$13,925,089

Insured-Hospital — 11.9%
$1,125	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$1,107,551
2,750	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (MBIA), 5.00%, 8/1/31	2,859,175
900	New Jersey Health Care Facilities Financing Authority, (Jersey City Medical Center), (AMBAC), 5.00%, 8/1/41	927,459
		$4,894,185
Insured-Lease Revenue / Certificates of Participation — 19.5%
$445	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$460,486
2,670	Lafayette Yard, Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	2,751,755
1,250	Middlesex County, (MBIA), 5.00%, 8/1/31	1,290,513
310	New Jersey Educational Facilities Authority, (MBIA), 4.50%, 9/1/22	316,696
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (2)(3)	848,122
2,205	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (2)(3)	2,382,378
		$8,049,950
Insured-Pooled Loans — 7.2%
$2,850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (2)(3)	$2,988,453
		$2,988,453
Insured-Private Education — 2.6%
$1,000	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/28	$1,055,610
		$1,055,610
Insured-Public Education — 25.1%
$1,200	New Jersey Economic Development Authority, (School Facilities), (FGIC), 5.00%, 7/1/33	$1,259,976
1,150	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/27	1,123,056
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	966,720
1,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 5.125%, 7/1/30	1,587,450
700	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	701,344

$3,990	University of New Jersey Medicine and Dentistry, (AMBAC), 5.00%, 4/15/32	$4,205,300
475	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	500,204
		$10,344,050
Insured-Sewer Revenue — 5.5%
$1,720	Passaic Valley, Sewer Commissioners, (FGIC), 2.50%, 12/1/32	$1,235,717
2,500	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	1,022,900
		$2,258,617
Insured-Transportation — 23.5%
$800	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	$844,208
1,500	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	1,573,560
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (2)(3)	4,119,816
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	1,052,392
2,000	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	2,114,720
		$9,704,696
Insured-Water and Sewer — 5.2%
$4,500	Middlesex County, Improvements Authority Utilities System, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,132,775
		$2,132,775
Private Education — 3.2%
$1,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,308,463
		$1,308,463
Senior Living / Life Care — 1.5%
$600	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$610,698
		$610,698
Special Tax Revenue — 3.2%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$530,340
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	807,270
		$1,337,610

Transportation — 7.8%
$1,250	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,315,200
1,825	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,904,789
		$3,219,989
Total Tax-Exempt Investments — 175.7% (identified cost $68,499,347)		$72,393,792
Other Assets, Less Liabilities — (21.1)%		$(8,690,516)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.6)%		$(22,498,027)
Net Assets Applicable to Common Shares — 100.0%		$41,205,249

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 85.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 22.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
3/07	68 U.S. Treasury Bond	Short	$(7,760,443)	$(7,577,750)	$182,693

Interest Rate Swaps

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,600,000. In exchange the Fund receives bi-annual payments at a rate equal to the three month USD-BMA on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $2,793 at December 31, 2006.

At December 31, 2006, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,600,000. In exchange the Fund receives bi-annual payments at a rate equal to the three month USD-BMA on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $5,677 at December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,970,690
Gross unrealized appreciation	$3,883,088
Gross unrealized depreciation	(39,986)
Net unrealized appreciation	$3,843,102

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007